HARTFORD LIFE INSURANCE COMPANY
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

SEPARATE ACCOUNT ONE
Wells Fargo Director I/IR/II/IIR
Wells Fargo Director Outlook I/IR/II/IIR

SEPARATE ACCOUNT TWO
Wells Fargo Director II/IIR
Wells Fargo Director Outlook II/IIR

SEPARATE ACCOUNT THREE
Wells Fargo Director M
Wells Fargo Director M Outlook

SEPARATE ACCOUNT SEVEN
Wells Fargo Leaders I/II
Wells Fargo Leaders Outlook I/II

Supplement Dated December 23, 2015 to your Prospectus Dated May 1, 2015

At a meeting held on November 17-18, 2015, the Board of Trustees of the Wells Fargo Variable Trust on behalf of Wells Fargo VT Intrinsic Value Fund, Wells Fargo VT Small Cap Value Fund and Wells Fargo VT Total Return Bond Fund (“the Funds”) approved the liquidation of the Funds. The liquidation is anticipated to occur at the close of business on or about April 29, 2016.

FUNDS CLOSING TO NEW OR SUBSEQUENT PREMIUMS AND TRANSFERS OF CONTRACT VALUE AT THE CLOSE OF BUSINESS ON APRIL 27, 2016 IN CONTEMPLATION OF THE LIQUIDATION OF THE FUNDS AT THE CLOSE OF BUSINESS ON OR ABOUT APRIL 29, 2015
In contemplation of the liquidation of the Funds scheduled to take place on or about the close of business on April 29, 2016, effective at the close of business on April 27, 2016, the Funds will be closed to new or subsequent Premium Payments and transfers of Contact Value.

As a result, certain administrative programs will be impacted by the April 27, 2016 Fund closures and the April 29, 2016 Fund liquidations. Specifically:

•
Dollar Cost Averaging (DCA): If you are enrolled in a DCA program that includes either of the Funds, you may provide us alternative allocation instructions prior to April 27, 2016. If you do not provide alternative allocation instructions prior to April 27, 2016, your enrollment will automatically be updated to replace the Funds with the Invesco V.I. Money Market Fund Sub-Account at the close of business April 27, 2016.

•
Asset Rebalancing and/or InvestEase®: If you are enrolled in an Asset Rebalancing and/or InvestEase® Program that includes either of the Funds you may provide us alternative instructions prior to April 27, 2016. If you do not provide us alternative instructions prior to April 27, 2016, we will automatically update your Asset Rebalancing and/or InvestEase® Program to replace the Funds with the Invesco V.I. Money Market Fund Sub-Account on April 27, 2016.

•
Automatic Income Program: If you are enrolled in an Automatic Income Program that includes either of the Funds, your income payments will continue to come out of the Funds until the Funds liquidate on April 29, 2016. Upon the Funds’ liquidation, all Contract Value in the Funds will be automatically transferred to the Invesco V.I. Money Market Fund Sub-Account and your Automatic Income Program will be automatically updated to replace the Funds with the Invesco V.I. Money Market Fund Sub-Account, unless you provide us alternative instructions prior to April 29, 2016.

•
Asset Allocation Models (Pre-defined or custom (“self-select”)): If you are invested in an Asset Allocation Model that includes either of the Funds, the model will be automatically updated on April 7, 2016 to replace the Funds with the Invesco V.I. Money Market Fund Sub-Account. If you are in a “self-select” model and would like to change your selections or you would like to invest in a different model you may provide us new instructions at any time.

FUNDS LIQUIDATING AT THE CLOSE OF BUSINESS ON OR ABOUT APRIL 29, 2016
As disclosed above, the Funds are closing to new Premium Payments and allocations of Contract Value at the close of business on April 27, 2016 in contemplation of the Funds liquidating at the close of business on or about April 29, 2016. Effective as of the close of business on or about April 29, 2016, any Contract Value allocated to the Funds will be automatically transferred to the Invesco V.I. Money Market Fund Sub-Account.

Upon completion of liquidation of the Funds, all references to the Funds in the prospectus are deleted.

This Supplement Should Be Retained With Your Prospectus For Future Reference.

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